Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Oct. 11, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

Prospectus dated

March 1, 2019, as supplemented

JPMorgan U.S. Aggregate Bond ETF

Prospectus dated

July 1, 2019, as supplemented

JPMorgan High Yield Research Enhanced ETF

(formerly JPMorgan Disciplined High Yield ETF)

Prospectus dated

September 9, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated October 11, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on October 10, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Diversified Return Europe Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Europe Equity ETF

Prospectus dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated October 11, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on October 10, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Diversified Return Global Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Global Equity ETF

Prospectus dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated October 11, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on October 10, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

Prospectus dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated October 11, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on October 10, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Aggregate Bond ETF

Prospectus dated

July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated October 11, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on October 10, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan High Yield Research Enhanced ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan High Yield Research Enhanced ETF

(formerly JPMorgan Disciplined High Yield ETF)

Prospectus dated

September 9, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated October 11, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on October 10, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE